Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,466)	$ (4,273)	$ 20,318	$ 22,312
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for bad debts	428	0	20	265
Provision for obsolete inventory	(281)	20	(1,036)	1,483
Change in fair value of investments held for trading			168
Depreciation and amortization	5,246	4,972	8,542	7,238
Loss on disposition of assets			1,300	0
Equity method income	0	51
Change in value of derivative liability	(42)	(24)	(25)	0
Change in fair value of warrant liability	11,313	13,525	1,711	(7,626)
Deferred income taxes	(854)	818	(915)	4,513
Changes in operating assets and liabilities:
Trade accounts receivables	(13,623)	(21,027)	(5,002)	(20,891)
Deferred income taxes			466	98
Inventories	(13,721)	(432)	(10,696)	(6,143)
Prepaid expenses	198	(391)	(761)	646
Other assets	(4,297)	(6,470)	1,852	1,002
Trade accounts payable	12,974	(4,173)	11,846	(11,216)
Taxes payable			4,817	1,151
Labor liabilities			530	(16)
Accrued liabilities and provisions			(352)	(598)
Related parties, net	(2,300)	(3,517)	(19,132)	375
Advances from customers	8,254	634	(18,461)	18,141
Other current liabilities	5,418	(2,700)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	7,247	(22,887)	(4,810)	10,734
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	266	337	825	3,222
Proceeds from sale of property and equipment	34	0	3,609	0
Cash acquired from Andina Acquisition Corporation			0	3
Purchase of investments	(979)	(869)	400	(107)
Acquisition of property and equipment	(15,188)	(7,282)	(24,848)	(20,001)
Restricted cash	0	3,572	3,633	(3,746)
CASH USED IN INVESTING ACTIVITIES	(15,867)	(4,242)	(16,381)	(20,629)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	57,462	55,080	87,109	21,237
Proceeds from the sale of common stock	0	1,000	1,000	0
Proceeds from the exercise of warrants	0	160	821	0
Repayments of debt	(49,093)	(37,568)	(77,924)	(12,865)
Merger proceeds held in trust	0	22,519	22,519	0
CASH PROVIDED BY FINANCING ACTIVITIES	8,369	41,191	33,525	8,372
Effect of exchange rate changes on cash and cash equivalents	339	516	730	2,254
NET INCREASE IN CASH	88	14,578	13,064	731
CASH - Beginning of period	15,930	2,866	2,866	2,135
CASH - End of period	16,018	17,444	15,930	2,866
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	3,239	3,493	7,451	7,303
Income Tax	7,188	5,638	3,101	4,183
NON-CASH INVESTING AND FINANCING ACTIVITES:
Assets acquired under capital lease	$ 20,180	$ 2,462	27,778	17,686
Assets acquired with issuance of debt			$ 4,000	$ 0